Net Loss Per Share - Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock (Details) - shares		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock [Line Items]
Potentially dilutive securities		43,221,852	49,180,000
Warrants [Member]
Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock [Line Items]
Potentially dilutive securities	[1]			13,800,000
Convertible promissory notes [Member]
Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock [Line Items]
Potentially dilutive securities	[2]			1,851,852
Series A Preferred Stock [Member]
Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock [Line Items]
Potentially dilutive securities	[3]			1,500,000

[1]	Represents number of instruments outstanding at the end of the period that were evaluated under the treasury stock method for potentially dilutive effects and were determined to be anti-dilutive.
[2]	Represents number of shares that would be issued to settle the convertible promissory note as of the end of the period
[3]	Represents number of Preferred Units outstanding at the end of the period that were excluded using the if-converted method.